Long-term debt (Tables)	3 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

Term loan facility	Maturity date	Interest rate	March 31, 2026	December 31, 2025
EDC	September 15, 2026	U.S. Prime Rate plus 2.01%	$1,948	$2,924
Current portion			1,948	2,924
Term loan facilities, net of debt issuance costs			$1,948	$2,924